Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Trade receivables	£ 824	£ 853
Royalty advances	1	2
Prepayments	200	198
Investment in finance lease receivable current	17	15
Accrued income	15	14
Other receivables	82	175
Trade and other current receivables	1,139	1,257	[1]
Non-current
Trade receivables	1	1
Royalty advances	5	5
Prepayments	12	10
Investment in finance lease receivable noncurrent	104	100
Accrued income	2	1
Interest receivable	3	8
Other receivables	12	4
Trade and other non current receivables	£ 139	£ 129	[1]

[1]	Comparative balances have been restated – see Note 1b.